Victory Integrity Discovery Fund Average Annual Total Returns	12 Months Ended		60 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	17.88%	14.42%	14.42%	14.82%	14.82%
MCI [Member] | S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
MCI [Member] | Russell Microcap® Value Index reflects no deduction for fees, expenses or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.84%		10.57%		10.54%
MCI [Member] | Member Class
Prospectus [Line Items]
Average Annual Return, Percent	14.18%		11.93%		9.87%
MCI [Member] | Member Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.45%		10.08%		8.26%
MCI [Member] | Member Class | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.35%		9.25%		7.66%